Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 12,656	$ 9,124
Currency Exchange rate risk	10,687	7,454
Price risk	$ 12,362	$ 3,719